Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
International Value Portfolio (Prospectus Summary) | International Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. These figures do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA
		contracts) or Variable Life Insurance policies (VLI policies).
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio
		turnover rate was 46.71% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.71%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund normally invests substantially all of its assets in the stocks of foreign companies, including those located in emerging market countries. The fund ordinarily invests most of its assets in securities of foreign companies which The Dreyfus
Corporation considers to be value companies. The fund's investment approach is value oriented and research driven. In selecting stocks, the portfolio managers identify potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

o value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

o business health, or overall efficiency and profitability as measured by return on assets and return on equity

o business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a
		price increase near term to midterm
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.
Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to
		have greater exposure to liquidity risk than domestic securities.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their
VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract
		or policy for more information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Initial Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Initial shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 25.18% Worst Quarter Q3, 2011: -21.80%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
International Value Portfolio (Prospectus Summary) | International Value Portfolio | MSCI EAFE®
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
International Value Portfolio (Prospectus Summary) | International Value Portfolio | Initial Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2002	rr_AnnualReturn2002	(12.23%)
Annual Return 2003	rr_AnnualReturn2003	36.36%
Annual Return 2004	rr_AnnualReturn2004	20.02%
Annual Return 2005	rr_AnnualReturn2005	11.89%
Annual Return 2006	rr_AnnualReturn2006	22.60%
Annual Return 2007	rr_AnnualReturn2007	4.15%
Annual Return 2008	rr_AnnualReturn2008	(37.32%)
Annual Return 2009	rr_AnnualReturn2009	30.97%
Annual Return 2010	rr_AnnualReturn2010	4.46%
Annual Return 2011	rr_AnnualReturn2011	(18.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Initial Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.68%
International Value Portfolio (Prospectus Summary) | International Value Portfolio | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Service Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%